Term Deposits - Additional Information (Detail) - USD ($)	Mar. 31, 2023	Mar. 31, 2022
Term Deposit [Abstract]
Term deposits marked as lien with National Company Law Appellate Tribunal	$ 2,727,000	$ 0
Pledged with banks against bank guarantees, bank over draft facility and other facilities	$ 1,269,000	$ 594,000